Other Charges - Toronto Transition Costs and Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Toronto transition costs	$ 1.6	$ 0.0	$ 0.0
Integration and acquisition-related transaction costs	$ 4.5	1.4
Damage recoveries		$ 12.0